Fixed assets - Information on telecommunications licenses - Frequency band (Details)	Dec. 31, 2023 item
FRANCE | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Frequency band	700
FRANCE | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	800
FRANCE | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	900
FRANCE | Frequency bands, 1800 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	1,800
FRANCE | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	2.1
FRANCE | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	2.6
FRANCE | Bottom of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.4
FRANCE | Top of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.8
SPAIN | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Frequency band	700
SPAIN | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	800
SPAIN | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	900
SPAIN | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	2.6
SPAIN | Bottom of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.4
SPAIN | Top of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.8
POLAND | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	800
POLAND | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	2.1
POLAND | Bottom of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.4
POLAND | Top of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.8
MOROCCO | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	900
ROMANIA | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Frequency band	700
ROMANIA | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	900
ROMANIA | Frequency Bands, 1,500 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	1,500
ROMANIA | Bottom of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.4
ROMANIA | Top of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.8
EGYPT | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	2.1
EGYPT | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	2.6
BELGIUM | Frequency Band, 700 MHz
Disclosure of detailed information about intangible assets [line items]
Frequency band	700
BELGIUM | Frequency Band, 800 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	800
BELGIUM | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	900
BELGIUM | Frequency Bands, 1,400 MHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	1,400
BELGIUM | Frequency bands, 2.1 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	2.1
BELGIUM | Bottom of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.4
BELGIUM | Top of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.8
JORDAN | Frequency bands, 900 Mhz [member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	900
JORDAN | Frequency Band, 2.6 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	2.6
JORDAN | Bottom of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.4
JORDAN | Top of range [member] | Frequency Bands, 3.4 - 3.8 GHz [Member]
Disclosure of detailed information about intangible assets [line items]
Frequency band	3.8